Contingent Liabilities (Details) In Millions, unless otherwise specified	1 Months Ended		0 Months Ended
	Sep. 30, 2010 Normandy Precision Components Case [Member] USD ($)	Sep. 30, 2010 Normandy Precision Components Case [Member] EUR (€)	Apr. 19, 2010 SEVA Technologies [Member] USD ($)	Apr. 19, 2010 SEVA Technologies [Member] EUR (€)
Loss Contingencies [Line Items]
Damages sought	$ 14	€ 11	$ 28	€ 22